Summary of Significant Accounting Policies - Effect of Transition of Shareholders' Equity (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022 [1]	Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	$ 10,281,000		$ 9,280,000			$ 6,492,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity		$ 8,103,000		$ 1,798,000	[1]		$ 921,000	$ 2,528,000
Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity		$ (3,200,000)		1,504,000	[1]		$ 3,960,000	$ 2,539,000
Deferred acquisition costs | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity						0
Deferred acquisition costs | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity						102,000
Reinsurance recoverable on market risk benefits | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity						0
Reinsurance recoverable on market risk benefits | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity						(35,000)
Reserves for future policy benefits and claims payable | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity						97,000
Reserves for future policy benefits and claims payable | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity						143,000
Market risk benefits | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity						(2,701,000)
Market risk benefits | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity						(601,000)
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	$ 10,048,000		$ 12,036,000	$ 12,036,000		9,487,000
As Previously Reported | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity						(2,604,000)
As Previously Reported | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity						$ (391,000)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.